Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.74%
Apparel Retail–1.32%
TJX Cos., Inc. (The)	45,833	$7,211,364
Apparel, Accessories & Luxury Goods–0.90%
Hermes International S.C.A. (France)	2,797	4,955,930
Application Software–0.71%
Cadence Design Systems, Inc.(b)	11,472	3,900,709
Broadline Retail–8.99%
Amazon.com, Inc.(b)	149,137	40,502,626
JD.com, Inc., ADR (China)	95,896	3,165,527
MercadoLibre, Inc. (Brazil)(b)	2,989	5,613,193
		49,281,346
Financial Exchanges & Data–1.61%
S&P Global, Inc.	21,366	8,801,296
Health Care Equipment–5.26%
Boston Scientific Corp.(b)	94,541	4,417,901
IDEXX Laboratories, Inc.(b)	12,928	7,227,657
Intuitive Surgical, Inc.(b)	5,325	1,881,482
Stryker Corp.	47,073	15,331,676
		28,858,716
Hotels, Resorts & Cruise Lines–1.18%
Booking Holdings, Inc.	33,675	6,495,908
Industrial Gases–1.01%
Linde PLC	11,550	5,525,289
Interactive Media & Services–17.92%
Alphabet, Inc., Class A	158,673	56,508,215
Meta Platforms, Inc., Class A	49,050	27,306,626
Tencent Holdings Ltd. (China)	236,500	14,450,856
		98,265,697
Internet Services & Infrastructure–1.58%
Shopify, Inc., Class A (Canada)(b)	73,798	8,645,436
Life Sciences Tools & Services–6.54%
Lonza Group AG (Switzerland)(b)	22,314	15,552,362
Thermo Fisher Scientific, Inc.	35,379	20,318,160
		35,870,522
Movies & Entertainment–0.96%
Netflix, Inc.(b)	32,697	2,344,702
Spotify Technology S.A. (Sweden)(b)	5,855	2,927,149
		5,271,851
Shares		Value
Pharmaceuticals–4.48%
Eli Lilly and Co.	17,209	$19,770,387
Galderma Group AG, Class A (Switzerland)(b)	22,062	4,800,941
		24,571,328
Research & Consulting Services–0.08%
Mobility Global, Inc.(b)	21,366	435,439
Semiconductor Materials & Equipment–6.66%
ASML Holding N.V., New York Shares (Netherlands)	2,894	4,714,326
BE Semiconductor Industries N.V. (Netherlands)	28,657	6,571,590
Lam Research Corp.	86,049	25,214,078
		36,499,994
Semiconductors–24.69%
ARM Holdings PLC, ADR(b)	58,379	13,992,863
Broadcom, Inc.	72,293	28,142,219
Marvell Technology, Inc.	83,999	15,754,852
Micron Technology, Inc.	15,332	12,618,696
NVIDIA Corp.	124,483	24,989,962
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	539,000	39,867,264
		135,365,856
Systems Software–6.40%
CrowdStrike Holdings, Inc., Class A(b)	119,872	22,878,770
Microsoft Corp.	13,683	6,358,764
ServiceNow, Inc.(b)	52,493	5,838,796
		35,076,330
Technology Hardware, Storage & Peripherals–1.68%
Apple, Inc.	8,023	2,478,385
Sandisk Corp.(b)	5,522	6,708,291
		9,186,676
Transaction & Payment Processing Services–7.77%
Adyen N.V. (Netherlands)(b)(c)	5,645	5,742,183
Mastercard, Inc., Class A	31,951	18,311,118
Visa, Inc., Class A	50,593	18,523,615
		42,576,916
TOTAL INVESTMENTS IN SECURITIES–99.74% (Cost $267,544,361)		546,796,603
OTHER ASSETS LESS LIABILITIES—0.26%		1,441,131
NET ASSETS–100.00%		$548,237,734
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented 1.05% of the Fund’s Net Assets.

Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$434,934	$16,741,817	$(17,176,751)	$-	$-	$-	$11,067
Invesco Treasury Portfolio, Institutional Class	807,736	31,091,945	(31,899,681)	-	-	-	20,391
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,652,862	60,734,983	(62,387,845)	-	-	-	53,810*
Invesco Private Prime Fund	4,300,005	135,839,627	(140,137,493)	40	(2,179)	-	144,515*
Total	$7,195,537	$244,408,372	$(251,601,770)	$40	$(2,179)	$-	$229,783

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$454,855,477	$91,941,126	$—	$546,796,603
Invesco Global Focus Fund